Subsequent Event	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Event

Note 12 - Subsequent Events

On July 26, 2021, the Company completed its merger with Mer Telemanagement Solutions Ltd. (the “merger”), which changed its name to SharpLink Gaming Ltd. (the “combined company”) and commenced trading on NASDAQ under the ticker symbol “SBET”. As of the date of the merger, the SharpLink, Inc. and Subsidiary shareholders own approximately 86% of the capital stock of the combined company, on a fully-diluted, as-converted basis. Such percentage includes a stock option pool equal to 10% of the capital stock of the Company, on a fully-diluted, as-converted basis, immediately following the merger.

Immediately prior to the merger, the outstanding shares of the Company’s Series A Preferred Stock were exchanged for 1,230,956 shares of Series A-1 Preferred Stock in the combined company and the warrant vested and became fully exercisable into 850,330 ordinary shares of the combined company. Additionally, the holder of the Series A Preferred Stock received 700,989 Series A-1 Preferred Stock in the combined company to settle the commitment fee and 3,692,862 shares of Series B Preferred Stock in the combined company in exchange for $6,000,000 to settle the second tranche commitment. Subsequent to the merger, the holder of the Series A-1 Preferred Stock and Series B Preferred Stock converted 1,931,945 and 3,568,055 shares, respectively, to ordinary shares of the combined company, each at a 1:1 ratio.

In connection with the merger, the combined company adopted the 2021 Equity Incentive Plan (the “2021 plan”) and reserved 2,336,632 ordinary shares of the combined company for issuance. Since the date of the merger, the combined company granted 1,329,500 stock options under the 2021 plan. The combined company’s unrecognized compensation costs related to the 2021 plan grants is $3,275,470, of which $1,246,324 will be recognized in the year ended December 31, 2021.

On November 16, 2021, the combined company entered into a securities purchase agreement with an existing institutional investor pursuant to which the combined company agreed to issue and sell, in a registered direct offering (the “offering”), an aggregate of 1,413,075 of the combined company’s ordinary shares at an offering price of $3.75 per share. In addition, the combined company sold to the same investor certain prefunded ordinary share purchase warrants (“prefunded warrants”) to purchase 1,253,592 ordinary shares. The prefunded warrants were sold at an offering price of $3.74 per warrant share and are exercisable at a price of $0.01 per share. Subject to limited exceptions, a holder of a prefunded warrant will not have the right to exercise any portion of such warrant if the holder, together with its affiliates, would beneficially own in excess of 9.99% of the number of ordinary shares of the combined company outstanding immediately after giving effect to such exercise (“beneficial ownership limitation”). The aggregate net proceeds from the sale of the ordinary shares and prefunded warrants, after deducting offering expenses, was $9.9 million.

In a concurrent private placement, the combined company agreed to issue to the same institutional investor, for each ordinary share and prefunded warrant purchased in the offering, an additional ordinary share purchase warrant (“regular warrants”), each to purchase one ordinary share of the combined company. The regular warrants are initially exercisable six months following issuance and terminate four years following issuance. The regular warrants have an exercise price of $4.50 per share and are exercisable to purchase an aggregate of 2,666,667 ordinary shares of the combined company. The regular warrants also provide for an identical beneficial ownership limitation as contained in the prefunded warrants.

On December 31, 2021, the combined company entered into an Asset Purchase Agreement with FourCubed Acquisition Company, LLC, FourCubed Management, LLC (collectively, “FourCubed”) and its principal shareholder (“Seller”). The combined company acquired the intellectual property and other specified assets of FourCubed. In consideration for the purchase of the acquired assets, the combined company agreed to deliver: (i) at closing, a cash payment of $5,950,000; (ii) effective as of the closing, 606,114 ordinary shares of the combined company; (iii) within 45 days subsequent to closing, a cash payment of $300,000; and (iv) an amount of $250,000 that will be retained by the combined company for indemnity purposes and will be released 180 days after closing if no indemnity claims are made within that period. Additionally, subsequent to closing, the combined company agreed to issue and deliver up to an additional 587,747 ordinary shares of the combined company (“Earnout Shares”). The combined company’s obligation to issue and deliver the Earnout Shares is subject to the achievement of certain milestones relating to the development of the Seller’s technologies and revenue and gross margin targets, as described in the Asset Purchase Agreement.

Note 15 - Subsequent Events The Company has evaluated subsequent events through March 19, 2021, the date which the consolidated financial statements were issued.